Members' Equity (Fortman Insurance Agency, LLC)	12 Months Ended
Dec. 31, 2018
Fortman Insurance Agency, LLC [Member]
Members' Equity

NOTE 6. MEMBERS’ EQUITY

The Company was organized as an Ohio limited liability company on May 13, 2015 with a duration of 30 years and is owned equally by two members. In the event of the dissolution of the Company, its assets shall be distributed first to its creditors, to the extent permitted by law, in satisfaction of the Company’s debts, liabilities, and obligations, including those owed to its members. Thereafter, the assets shall be distributed as a liquidation distribution to the members who have positive capital accounts.